UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class Z : FZAMX

This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.58%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within the information technology sector, where our picks among technology hardware & equipment firms helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), an investment we established in 2025 and the fund's biggest holding at period end. A non-benchmark stake in Western Digital (+284%) helped as well. This period we increased our position in the stock, making it one of our largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's result, along with investment choices and an overweight in utilities.
•The biggest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), though the stock was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	11.96%	10.11%	10.64%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,588,573,392
Number of Holdings	177
Total Advisory Fee	$10,347,567
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Information Technology	18.0
Financials	16.7
Consumer Discretionary	12.0
Health Care	10.2
Real Estate	5.5
Materials	3.5
Consumer Staples	3.2
Utilities	3.1
Energy	2.9
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
Canada - 2.4
Belgium - 0.8
Brazil - 0.7
Taiwan - 0.7
Germany - 0.4
Thailand - 0.4
France - 0.3
Japan - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	3.1
Western Digital Corp	2.3
Coherent Corp	2.1
Comfort Systems USA Inc	1.9
ATI Inc	1.6
ITT Inc	1.6
East West Bancorp Inc	1.6
Twilio Inc Class A	1.5
EMCOR Group Inc	1.5
Reinsurance Group of America Inc	1.3
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914263.101    2538-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class M : FITIX

This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 127	1.21%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within the information technology sector, where our picks among technology hardware & equipment firms helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), an investment we established in 2025 and the fund's biggest holding at period end. A non-benchmark stake in Western Digital (+284%) helped as well. This period we increased our position in the stock, making it one of our largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's result, along with investment choices and an overweight in utilities.
•The biggest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), though the stock was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	7.36%	8.64%	9.53%
Class M (without 3.50% sales charge)	11.26%	9.41%	9.92%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,588,573,392
Number of Holdings	177
Total Advisory Fee	$10,347,567
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Information Technology	18.0
Financials	16.7
Consumer Discretionary	12.0
Health Care	10.2
Real Estate	5.5
Materials	3.5
Consumer Staples	3.2
Utilities	3.1
Energy	2.9
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
Canada - 2.4
Belgium - 0.8
Brazil - 0.7
Taiwan - 0.7
Germany - 0.4
Thailand - 0.4
France - 0.3
Japan - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	3.1
Western Digital Corp	2.3
Coherent Corp	2.1
Comfort Systems USA Inc	1.9
ATI Inc	1.6
ITT Inc	1.6
East West Bancorp Inc	1.6
Twilio Inc Class A	1.5
EMCOR Group Inc	1.5
Reinsurance Group of America Inc	1.3
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914261.101    1362-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class I : FIIMX

This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.70%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within the information technology sector, where our picks among technology hardware & equipment firms helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), an investment we established in 2025 and the fund's biggest holding at period end. A non-benchmark stake in Western Digital (+284%) helped as well. This period we increased our position in the stock, making it one of our largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's result, along with investment choices and an overweight in utilities.
•The biggest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), though the stock was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	11.81%	9.97%	10.49%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,588,573,392
Number of Holdings	177
Total Advisory Fee	$10,347,567
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Information Technology	18.0
Financials	16.7
Consumer Discretionary	12.0
Health Care	10.2
Real Estate	5.5
Materials	3.5
Consumer Staples	3.2
Utilities	3.1
Energy	2.9
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
Canada - 2.4
Belgium - 0.8
Brazil - 0.7
Taiwan - 0.7
Germany - 0.4
Thailand - 0.4
France - 0.3
Japan - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	3.1
Western Digital Corp	2.3
Coherent Corp	2.1
Comfort Systems USA Inc	1.9
ATI Inc	1.6
ITT Inc	1.6
East West Bancorp Inc	1.6
Twilio Inc Class A	1.5
EMCOR Group Inc	1.5
Reinsurance Group of America Inc	1.3
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914262.101    1363-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class C : FIICX

This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.71%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within the information technology sector, where our picks among technology hardware & equipment firms helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), an investment we established in 2025 and the fund's biggest holding at period end. A non-benchmark stake in Western Digital (+284%) helped as well. This period we increased our position in the stock, making it one of our largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's result, along with investment choices and an overweight in utilities.
•The biggest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), though the stock was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	9.68%	8.82%	9.49%
Class C	10.65%	8.82%	9.49%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,588,573,392
Number of Holdings	177
Total Advisory Fee	$10,347,567
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Information Technology	18.0
Financials	16.7
Consumer Discretionary	12.0
Health Care	10.2
Real Estate	5.5
Materials	3.5
Consumer Staples	3.2
Utilities	3.1
Energy	2.9
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
Canada - 2.4
Belgium - 0.8
Brazil - 0.7
Taiwan - 0.7
Germany - 0.4
Thailand - 0.4
France - 0.3
Japan - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	3.1
Western Digital Corp	2.3
Coherent Corp	2.1
Comfort Systems USA Inc	1.9
ATI Inc	1.6
ITT Inc	1.6
East West Bancorp Inc	1.6
Twilio Inc Class A	1.5
EMCOR Group Inc	1.5
Reinsurance Group of America Inc	1.3
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914260.101    1361-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class A : FIIAX

This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.96%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within the information technology sector, where our picks among technology hardware & equipment firms helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), an investment we established in 2025 and the fund's biggest holding at period end. A non-benchmark stake in Western Digital (+284%) helped as well. This period we increased our position in the stock, making it one of our largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's result, along with investment choices and an overweight in utilities.
•The biggest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), though the stock was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	5.10%	8.39%	9.54%
Class A (without 5.75% sales charge)	11.51%	9.69%	10.19%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,588,573,392
Number of Holdings	177
Total Advisory Fee	$10,347,567
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Information Technology	18.0
Financials	16.7
Consumer Discretionary	12.0
Health Care	10.2
Real Estate	5.5
Materials	3.5
Consumer Staples	3.2
Utilities	3.1
Energy	2.9
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
Canada - 2.4
Belgium - 0.8
Brazil - 0.7
Taiwan - 0.7
Germany - 0.4
Thailand - 0.4
France - 0.3
Japan - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	3.1
Western Digital Corp	2.3
Coherent Corp	2.1
Comfort Systems USA Inc	1.9
ATI Inc	1.6
ITT Inc	1.6
East West Bancorp Inc	1.6
Twilio Inc Class A	1.5
EMCOR Group Inc	1.5
Reinsurance Group of America Inc	1.3
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914259.101    1359-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Mid Cap II Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$62,800	$-	$7,900	$400

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$39,200	$-	$7,800	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
Deloitte Entities	$2,440,500	$3,357,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Mid Cap II Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Mid Cap II Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	42,500	11,917,116
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	96,500	11,344,752
CANADA - 2.4%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Aritzia Inc Subordinate Voting Shares (a)	141,600	12,106,488
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cenovus Energy Inc	120,705	2,042,017
Industrials - 1.3%
Commercial Services & Supplies - 1.3%
RB Global Inc (United States) (b)	208,100	21,407,247
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp	229,400	2,901,449
TOTAL CANADA		38,457,201
CHINA - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
WuXi XDC Cayman Inc (a)	258,500	2,017,792
FRANCE - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	18,900	4,664,369
GERMANY - 0.4%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (a)(b)	101,200	4,139,080
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	19,300	1,837,360
TOTAL GERMANY		5,976,440
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	149,807	3,951,909
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	4,500	3,784,275
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Silicon Motion Technology Corp ADR	115,556	10,712,041
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (a)	12,400	5,645,472
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	85,300	3,800,968
UNITED STATES - 93.3%
Communication Services - 1.5%
Entertainment - 0.9%
Liberty Media Corp-Liberty Formula One Class C (a)	80,200	7,900,502
Live Nation Entertainment Inc (a)(b)	46,600	6,640,500
		14,541,002
Interactive Media & Services - 0.5%
ZoomInfo Technologies Inc (a)	764,400	7,773,948
Media - 0.1%
Magnite Inc (a)	133,300	2,163,459
TOTAL COMMUNICATION SERVICES		24,478,409
Consumer Discretionary - 10.9%
Automobile Components - 0.2%
Aptiv PLC (a)	47,100	3,583,838
Diversified Consumer Services - 2.3%
Duolingo Inc Class A (a)	28,400	4,984,200
Grand Canyon Education Inc (a)	88,600	14,735,066
Service Corp International/US	224,100	17,473,077
		37,192,343
Hotels, Restaurants & Leisure - 4.3%
Aramark	351,600	12,959,977
Cava Group Inc (a)(b)	55,600	3,263,164
Churchill Downs Inc	75,916	8,637,722
Dutch Bros Inc Class A (a)	124,900	7,646,378
First Watch Restaurant Group Inc (a)	220,300	3,322,124
Hilton Grand Vacations Inc (a)(b)	285,600	12,780,600
Texas Roadhouse Inc	63,800	10,590,800
Viking Holdings Ltd (a)	121,810	8,698,452
		67,899,217
Household Durables - 1.9%
Cavco Industries Inc (a)	15,400	9,097,396
Somnigroup International Inc	228,900	20,436,192
		29,533,588
Leisure Products - 0.7%
YETI Holdings Inc (a)(b)	257,400	11,369,358
Specialty Retail - 1.5%
Chewy Inc Class A (a)	204,300	6,752,115
Dick's Sporting Goods Inc	50,100	9,918,297
Warby Parker Inc Class A (a)	45,516	991,794
Williams-Sonoma Inc	31,500	5,625,585
		23,287,791
TOTAL CONSUMER DISCRETIONARY		172,866,135
Consumer Staples - 3.2%
Consumer Staples Distribution & Retail - 3.1%
BJ's Wholesale Club Holdings Inc (a)	179,100	16,124,373
Performance Food Group Co (a)	167,900	15,097,568
US Foods Holding Corp (a)	243,300	18,325,356
		49,547,297
Food Products - 0.1%
Westrock Coffee Co (a)(b)	464,234	1,889,432
TOTAL CONSUMER STAPLES		51,436,729
Energy - 2.6%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	142,000	6,466,680
Kodiak Gas Services Inc	83,600	3,126,640
		9,593,320
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (a)	392,300	13,518,658
Chord Energy Corp	20,600	1,909,620
Ovintiv Inc	214,300	8,398,417
Permian Resources Corp Class A	555,400	7,792,262
		31,618,957
TOTAL ENERGY		41,212,277
Financials - 16.7%
Banks - 8.0%
Bancorp Inc/The (a)	103,400	6,981,568
Coastal Financial Corp/WA Class A (a)	57,700	6,611,843
East West Bancorp Inc	209,888	23,589,312
First Citizens BancShares Inc/NC Class A	5,300	11,374,754
Hancock Whitney Corp	103,600	6,597,248
Huntington Bancshares Inc/OH	370,600	6,429,910
KeyCorp	686,500	14,169,360
Old National Bancorp/IN	721,465	16,095,884
Pinnacle Financial Partners Inc	78,100	7,451,521
Western Alliance Bancorp	99,900	8,398,593
Wintrust Financial Corp	138,000	19,295,160
		126,995,153
Capital Markets - 2.4%
Blue Owl Capital Inc Class A (b)	638,800	9,543,672
Houlihan Lokey Inc Class A	24,200	4,215,398
Northern Trust Corp	29,000	3,961,110
Raymond James Financial Inc	35,386	5,682,638
Stifel Financial Corp	84,200	10,543,524
WisdomTree Inc	287,000	3,498,530
		37,444,872
Financial Services - 2.4%
Affirm Holdings Inc Class A (a)	57,300	4,264,839
Equitable Holdings Inc	388,200	18,497,730
PennyMac Financial Services Inc	49,300	6,499,712
Toast Inc Class A (a)	270,800	9,616,108
		38,878,389
Insurance - 3.9%
First American Financial Corp	144,100	8,853,504
Globe Life Inc	41,800	5,846,148
Primerica Inc	67,458	17,428,449
Reinsurance Group of America Inc	105,391	21,442,853
Unum Group	115,900	8,982,250
		62,553,204
TOTAL FINANCIALS		265,871,618
Health Care - 8.7%
Biotechnology - 1.4%
Centessa Pharmaceuticals PLC ADR (a)	141,500	3,538,915
Cytokinetics Inc (a)	62,800	3,990,312
Disc Medicine Inc (a)	32,900	2,612,589
Krystal Biotech Inc (a)	10,453	2,577,083
Legend Biotech Corp ADR (a)	81,800	1,778,332
Revolution Medicines Inc (a)	50,700	4,038,255
Ultragenyx Pharmaceutical Inc (a)	7,800	179,400
United Therapeutics Corp (a)	8,400	4,092,900
		22,807,786
Health Care Equipment & Supplies - 2.6%
Insulet Corp (a)	20,400	5,798,496
Masimo Corp (a)	84,735	11,020,634
Penumbra Inc (a)	43,100	13,400,221
TransMedics Group Inc (a)(b)	79,200	9,634,680
		39,854,031
Health Care Providers & Services - 1.8%
BrightSpring Health Services Inc (a)	423,700	15,867,565
GeneDx Holdings Corp Class A (a)	25,100	3,264,506
Molina Healthcare Inc (a)	31,900	5,535,926
Tenet Healthcare Corp (a)	22,425	4,456,296
		29,124,293
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)	34,200	7,634,466
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (a)	189,300	3,087,483
Charles River Laboratories International Inc (a)	24,021	4,791,709
Repligen Corp (a)	28,000	4,588,080
		12,467,272
Pharmaceuticals - 1.6%
Corcept Therapeutics Inc (a)	30,900	1,075,320
Crinetics Pharmaceuticals Inc (a)	80,000	3,724,000
Elanco Animal Health Inc (a)	920,900	20,839,967
		25,639,287
TOTAL HEALTH CARE		137,527,135
Industrials - 21.8%
Aerospace & Defense - 3.0%
ATI Inc (a)	215,100	24,684,876
Axon Enterprise Inc (a)	6,200	3,521,166
Textron Inc	47,900	4,175,443
Woodward Inc	51,900	15,690,408
		48,071,893
Building Products - 0.9%
Modine Manufacturing Co (a)	25,200	3,364,452
Simpson Manufacturing Co Inc	68,100	10,996,107
		14,360,559
Construction & Engineering - 4.2%
Comfort Systems USA Inc	32,100	29,958,609
Construction Partners Inc Class A (a)	38,300	4,157,465
EMCOR Group Inc	38,700	23,676,273
Granite Construction Inc	36,300	4,187,205
Quanta Services Inc	11,000	4,642,660
		66,622,212
Electrical Equipment - 2.7%
Acuity Inc	35,300	12,709,412
AMETEK Inc	30,600	6,282,486
nVent Electric PLC	151,100	15,407,667
Vertiv Holdings Co Class A	51,300	8,311,113
		42,710,678
Ground Transportation - 1.2%
Knight-Swift Transportation Holdings Inc	164,800	8,615,744
XPO Inc (a)	71,200	9,676,792
		18,292,536
Machinery - 5.0%
Allison Transmission Holdings Inc	38,300	3,749,570
CECO Environmental Corp (a)	209,900	12,562,515
Crane Co	42,200	7,782,946
Flowserve Corp	201,700	13,993,946
Ingersoll Rand Inc	49,560	3,926,143
ITT Inc	137,459	23,850,512
Westinghouse Air Brake Technologies Corp	60,800	12,977,760
		78,843,392
Passenger Airlines - 0.8%
Alaska Air Group Inc (a)	242,800	12,212,840
Professional Services - 3.6%
CACI International Inc (a)	17,400	9,270,894
ExlService Holdings Inc (a)	271,300	11,513,972
FTI Consulting Inc (a)	61,800	10,557,294
KBR Inc	214,300	8,614,860
TransUnion	207,800	17,818,850
		57,775,870
Trading Companies & Distributors - 0.4%
Herc Holdings Inc	20,700	3,071,466
Watsco Inc	8,500	2,864,075
		5,935,541
TOTAL INDUSTRIALS		344,825,521
Information Technology - 16.7%
Communications Equipment - 3.9%
Digi International Inc (a)	310,900	13,458,861
Lumentum Holdings Inc (a)	129,500	47,732,405
		61,191,266
Electronic Equipment, Instruments & Components - 3.8%
Belden Inc	50,500	5,885,775
Coherent Corp (a)	178,800	33,001,116
Flex Ltd (a)	242,000	14,621,640
OSI Systems Inc (a)	27,616	7,043,737
		60,552,268
IT Services - 3.0%
GoDaddy Inc Class A (a)	60,000	7,444,800
Kyndryl Holdings Inc (a)	303,000	8,047,680
Okta Inc Class A (a)	102,800	8,889,116
Twilio Inc Class A (a)	168,500	23,967,440
		48,349,036
Semiconductors & Semiconductor Equipment - 3.0%
First Solar Inc (a)	28,500	7,445,055
GlobalFoundries Inc (a)	111,100	3,879,612
MACOM Technology Solutions Holdings Inc (a)	31,500	5,395,320
MKS Inc	95,600	15,276,880
Rambus Inc (a)	95,700	8,793,873
Veeco Instruments Inc (a)	250,500	7,159,290
		47,950,030
Software - 0.7%
Appfolio Inc Class A (a)	20,000	4,653,000
Riot Platforms Inc (a)	252,300	3,196,641
Terawulf Inc (a)(b)	255,900	2,940,291
		10,789,932
Technology Hardware, Storage & Peripherals - 2.3%
Western Digital Corp	210,100	36,193,927
TOTAL INFORMATION TECHNOLOGY		265,026,459
Materials - 2.8%
Chemicals - 0.8%
Element Solutions Inc	344,700	8,614,053
HB Fuller Co	68,300	4,061,118
		12,675,171
Construction Materials - 0.4%
Martin Marietta Materials Inc	10,600	6,600,196
Containers & Packaging - 1.5%
AptarGroup Inc	111,200	13,561,952
Crown Holdings Inc	66,600	6,857,802
Smurfit WestRock PLC	85,800	3,317,886
		23,737,640
Metals & Mining - 0.1%
MP Materials Corp (a)(b)	23,400	1,182,168
TOTAL MATERIALS		44,195,175
Real Estate - 5.5%
Health Care REITs - 1.0%
Ventas Inc	206,900	16,009,922
Industrial REITs - 0.5%
EastGroup Properties Inc	27,300	4,863,222
Terreno Realty Corp	64,400	3,780,924
		8,644,146
Office REITs - 0.2%
Vornado Realty Trust	78,700	2,619,136
Real Estate Management & Development - 0.8%
Jones Lang LaSalle Inc (a)	39,200	13,189,624
Residential REITs - 1.0%
Camden Property Trust	35,400	3,896,832
Invitation Homes Inc	207,800	5,774,762
Sun Communities Inc	46,400	5,749,424
		15,421,018
Retail REITs - 1.7%
Acadia Realty Trust	494,200	10,150,868
Macerich Co/The	335,600	6,195,176
NNN REIT Inc	167,600	6,641,988
Urban Edge Properties	187,600	3,600,044
		26,588,076
Specialized REITs - 0.3%
Four Corners Property Trust Inc	212,600	4,902,556
TOTAL REAL ESTATE		87,374,478
Utilities - 2.9%
Electric Utilities - 0.3%
Evergy Inc	78,300	5,675,967
Gas Utilities - 0.6%
Southwest Gas Holdings Inc	113,200	9,058,264
Independent Power and Renewable Electricity Producers - 0.9%
Talen Energy Corp (a)	12,500	4,685,500
Vistra Corp	64,400	10,389,652
		15,075,152
Multi-Utilities - 1.1%
CenterPoint Energy Inc	127,000	4,869,180
Northwestern Energy Group Inc	183,500	11,843,090
		16,712,270
TOTAL UTILITIES		46,521,653
TOTAL UNITED STATES		1,481,335,589
TOTAL COMMON STOCKS (Cost $1,147,870,384)		1,583,607,924

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.79	5,877,093	5,878,268
Fidelity Securities Lending Cash Central Fund (c)(d)	3.77	47,863,639	47,868,425
TOTAL MONEY MARKET FUNDS (Cost $53,746,693)			53,746,693

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $1,201,617,077)	1,637,354,617
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(48,781,225)
NET ASSETS - 100.0%	1,588,573,392

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,337,418	332,998,368	332,458,094	407,075	576	-	5,878,268	5,877,093	0.0%
Fidelity Securities Lending Cash Central Fund	21,102,400	545,673,385	518,904,518	57,759	(2,842)	-	47,868,425	47,863,639	0.2%
Total	26,439,818	878,671,753	851,362,612	464,834	(2,266)	-	53,746,693

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	24,478,409	24,478,409	-	-
Consumer Discretionary	189,111,703	189,111,703	-	-
Consumer Staples	51,436,729	51,436,729	-	-
Energy	47,055,262	47,055,262	-	-
Financials	265,871,618	265,871,618	-	-
Health Care	161,748,047	161,748,047	-	-
Industrials	366,232,768	366,232,768	-	-
Information Technology	285,335,881	285,335,881	-	-
Materials	55,539,927	55,539,927	-	-
Real Estate	87,374,478	87,374,478	-	-
Utilities	49,423,102	49,423,102	-	-

Money Market Funds	53,746,693	53,746,693	-	-
Total Investments in Securities:	1,637,354,617	1,637,354,617	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $46,429,961) - See accompanying schedule:
Unaffiliated issuers (cost $1,147,870,384)	$1,583,607,924
Fidelity Central Funds (cost $53,746,693)	53,746,693

Total Investment in Securities (cost $1,201,617,077)		$1,637,354,617
Foreign currency held at value (cost $27,535)		27,550
Receivable for investments sold		67,609
Receivable for fund shares sold		510,576
Dividends receivable		847,150
Distributions receivable from Fidelity Central Funds		28,097
Prepaid expenses		1,234
Other receivables		26,537
Total assets		1,638,863,370
Liabilities
Payable for fund shares redeemed	$1,148,566
Accrued management fee	904,360
Distribution and service plan fees payable	319,691
Other payables and accrued expenses	46,094
Collateral on securities loaned	47,871,267
Total liabilities		50,289,978
Net Assets		$1,588,573,392
Net Assets consist of:
Paid in capital		$1,144,041,132
Total accumulated earnings (loss)		444,532,260
Net Assets		$1,588,573,392

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($788,676,666 ÷ 33,745,376 shares)(a)		$23.37
Maximum offering price per share (100/94.25 of $23.37)		$24.80
Class M :
Net Asset Value and redemption price per share ($300,294,321 ÷ 13,526,936 shares)(a)		$22.20
Maximum offering price per share (100/96.50 of $22.20)		$23.01
Class C :
Net Asset Value and offering price per share ($32,113,928 ÷ 1,793,601 shares)(a)		$17.90
Class I :
Net Asset Value, offering price and redemption price per share ($362,634,859 ÷ 14,668,185 shares)		$24.72
Class Z :
Net Asset Value, offering price and redemption price per share ($104,853,618 ÷ 4,249,081 shares)		$24.68
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$15,046,257
Interest		87
Income from Fidelity Central Funds (including $57,759 from security lending)		464,834
Total income		15,511,178
Expenses
Management fee	$10,347,567
Distribution and service plan fees	3,664,423
Custodian fees and expenses	38,402
Independent trustees' fees and expenses	6,013
Registration fees	95,956
Audit fees	90,347
Legal	3,326
Interest	12,024
Miscellaneous	14,859
Total expenses		14,272,917
Net Investment income (loss)		1,238,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	113,437,391
Fidelity Central Funds	(2,266)
Foreign currency transactions	(13,910)
Total net realized gain (loss)		113,421,215
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	50,155,359
Assets and liabilities in foreign currencies	13,352
Total change in net unrealized appreciation (depreciation)		50,168,711
Net gain (loss)		163,589,926
Net increase (decrease) in net assets resulting from operations		$164,828,187
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,238,261	$3,087,755
Net realized gain (loss)	113,421,215	247,249,188
Change in net unrealized appreciation (depreciation)	50,168,711	(19,210,506)
Net increase (decrease) in net assets resulting from operations	164,828,187	231,126,437
Distributions to shareholders	(158,319,479)	(103,421,668)

Share transactions - net increase (decrease)	30,084,645	19,479,270
Total increase (decrease) in net assets	36,593,353	147,184,039

Net Assets
Beginning of period	1,551,980,039	1,404,796,000
End of period	$1,588,573,392	$1,551,980,039

Financial Highlights
Fidelity Advisor® Mid Cap II Fund Class A

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.15	$21.21	$18.98	$23.56	$22.59
Income from Investment Operations
Net investment income (loss) A,B	.01	.04	.04	.04	.03
Net realized and unrealized gain (loss)	2.61	3.49	2.74	(3.54)	5.40
Total from investment operations	2.62	3.53	2.78	(3.50)	5.43
Distributions from net investment income	-	(.05)	(.04)	(.02)	(.01)
Distributions from net realized gain	(2.40)	(1.55)	(.51)	(1.06)	(4.46)
Total distributions	(2.40)	(1.59) C	(.55)	(1.08)	(4.46) C
Net asset value, end of period	$23.37	$23.15	$21.21	$18.98	$23.56
Total Return D,E	11.51%	16.92%	14.70%	(15.02)%	24.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96%	.97%	1.01%	1.01%	1.00%
Expenses net of fee waivers, if any	.96%	.96%	1.00%	1.01%	1.00%
Expenses net of all reductions, if any	.96%	.96%	1.00%	1.01%	1.00%
Net investment income (loss)	.06%	.19%	.19%	.17%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$788,677	$764,953	$698,537	$651,156	$828,601
Portfolio turnover rate H	62%	52% I	47%	34%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class M

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.15	$20.37	$18.26	$22.74	$21.94
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.01)	(.01)	(.01)	(.03)
Net realized and unrealized gain (loss)	2.49	3.34	2.63	(3.41)	5.23
Total from investment operations	2.45	3.33	2.62	(3.42)	5.20
Distributions from net realized gain	(2.40)	(1.55)	(.51)	(1.06)	(4.40)
Total distributions	(2.40)	(1.55)	(.51)	(1.06)	(4.40)
Net asset value, end of period	$22.20	$22.15	$20.37	$18.26	$22.74
Total Return C,D	11.26%	16.59%	14.42%	(15.19)%	24.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.21%	1.22%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.21%	1.21%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.21%	1.21%	1.25%	1.25%	1.25%
Net investment income (loss)	(.19)%	(.06)%	(.06)%	(.07)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$300,294	$297,934	$276,480	$268,867	$347,492
Portfolio turnover rate G	62%	52% H	47%	34%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class C

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.38	$17.21	$15.59	$19.71	$19.51
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.10)	(.10)	(.11)	(.15)
Net realized and unrealized gain (loss)	2.04	2.82	2.23	(2.95)	4.63
Total from investment operations	1.92	2.72	2.13	(3.06)	4.48
Distributions from net realized gain	(2.40)	(1.55)	(.51)	(1.06)	(4.28)
Total distributions	(2.40)	(1.55)	(.51)	(1.06)	(4.28)
Net asset value, end of period	$17.90	$18.38	$17.21	$15.59	$19.71
Total Return C,D	10.65%	16.08%	13.74%	(15.71)%	23.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.71%	1.72%	1.82%	1.83%	1.83%
Expenses net of fee waivers, if any	1.71%	1.71%	1.82%	1.83%	1.82%
Expenses net of all reductions, if any	1.71%	1.71%	1.82%	1.83%	1.82%
Net investment income (loss)	(.69)%	(.56)%	(.63)%	(.65)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$32,114	$37,225	$38,594	$43,947	$67,519
Portfolio turnover rate G	62%	52% H	47%	34%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class I

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.34	$22.23	$19.86	$24.59	$23.41
Income from Investment Operations
Net investment income (loss) A,B	.08	.11	.10	.09	.10
Net realized and unrealized gain (loss)	2.75	3.65	2.87	(3.69)	5.61
Total from investment operations	2.83	3.76	2.97	(3.60)	5.71
Distributions from net investment income	(.05)	(.11)	(.09)	(.07)	(.07)
Distributions from net realized gain	(2.40)	(1.55)	(.51)	(1.06)	(4.46)
Total distributions	(2.45)	(1.65) C	(.60)	(1.13)	(4.53)
Net asset value, end of period	$24.72	$24.34	$22.23	$19.86	$24.59
Total Return D	11.81%	17.17%	15.03%	(14.77)%	25.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.71%	.74%	.74%	.73%
Expenses net of fee waivers, if any	.70%	.71%	.73%	.73%	.73%
Expenses net of all reductions, if any	.70%	.71%	.73%	.73%	.73%
Net investment income (loss)	.32%	.45%	.46%	.45%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$362,635	$360,933	$318,290	$308,672	$419,860
Portfolio turnover rate G	62%	52% H	47%	34%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class Z

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.31	$22.20	$19.83	$24.56	$23.39
Income from Investment Operations
Net investment income (loss) A,B	.11	.14	.12	.12	.13
Net realized and unrealized gain (loss)	2.75	3.66	2.88	(3.69)	5.60
Total from investment operations	2.86	3.80	3.00	(3.57)	5.73
Distributions from net investment income	(.09)	(.14)	(.12)	(.10)	(.11)
Distributions from net realized gain	(2.40)	(1.55)	(.51)	(1.06)	(4.46)
Total distributions	(2.49)	(1.69)	(.63)	(1.16)	(4.56) C
Net asset value, end of period	$24.68	$24.31	$22.20	$19.83	$24.56
Total Return D	11.96%	17.35%	15.18%	(14.67)%	25.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.59%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.58%	.58%	.60%	.61%	.61%
Expenses net of all reductions, if any	.58%	.58%	.60%	.61%	.61%
Net investment income (loss)	.44%	.57%	.59%	.57%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$104,854	$90,934	$72,894	$57,758	$49,283
Portfolio turnover rate G	62%	52% H	47%	34%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$481,270,392
Gross unrealized depreciation	(48,735,487)
Net unrealized appreciation (depreciation)	$432,534,905
Tax Cost	$1,204,819,712

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$12,609,011
Net unrealized appreciation (depreciation) on securities and other investments	$432,541,321

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$1,030,008	$3,520,357
Long-term Capital Gains	157,289,471	99,901,311
Total	$158,319,479	$103,421,668

The Fund intends to elect to defer to its next fiscal year $11,623 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mid Cap II Fund	939,471,501	1,065,176,164

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Mid Cap II Fund	5,401,525	89,755,821	130,652,677
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Class I	.69
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,880,486	31,920
Class M	.25%	.25%	1,449,078	3,846
Class C	.75%	.25%	334,859	31,769
			3,664,423	67,535

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	97,976
Class M	5,522
Class CA	583
104,081

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Mid Cap II Fund	23,977

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Mid Cap II Fund	Borrower	5,070,143	4.39%	8,656

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Mid Cap II Fund	53,853,231	55,283,620	3,389,305
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Mid Cap II Fund	2,083
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Mid Cap II Fund	6,007	1,037	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Mid Cap II Fund	1,594,062	4.75%	3,368
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Advisor Mid Cap II Fund
Distributions to shareholders
Class A	$77,663,052	$50,908,220
Class M	31,361,386	20,111,922
Class C	4,301,519	3,111,777
Class I	35,143,181	23,439,417
Class Z	9,850,341	5,850,332
Total	$158,319,479	$103,421,668
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Advisor Mid Cap II Fund
Class A
Shares sold	2,385,972	2,445,315	$54,135,427	$56,614,706
Reinvestment of distributions	3,239,890	2,198,808	76,182,722	49,948,242
Shares redeemed	(4,925,654)	(4,531,117)	(111,422,871)	(104,621,718)
Net increase (decrease)	700,208	113,006	$18,895,278	$1,941,230
Class M
Shares sold	1,321,997	1,225,254	$28,705,326	$27,223,505
Reinvestment of distributions	1,386,698	915,844	31,040,128	19,906,054
Shares redeemed	(2,631,781)	(2,266,132)	(56,831,408)	(50,033,931)
Net increase (decrease)	76,914	(125,034)	$2,914,046	$(2,904,372)
Class C
Shares sold	181,692	271,979	$3,207,874	$5,058,379
Reinvestment of distributions	236,084	171,398	4,295,842	3,103,397
Shares redeemed	(649,729)	(659,851)	(11,520,493)	(12,176,340)
Net increase (decrease)	(231,953)	(216,474)	$(4,016,777)	$(4,014,564)
Class I
Shares sold	2,359,408	8,342,425	$56,444,582	$203,462,057
Reinvestment of distributions	1,372,761	952,903	34,096,169	22,774,581
Shares redeemed	(3,890,837)	(8,789,361)	(91,143,292)	(212,765,325)
Net increase (decrease)	(158,668)	505,967	$(602,541)	$13,471,313
Class Z
Shares sold	1,019,469	990,003	$24,256,863	$24,104,444
Reinvestment of distributions	360,547	220,731	8,947,727	5,275,954
Shares redeemed	(871,776)	(753,914)	(20,309,951)	(18,394,735)
Net increase (decrease)	508,240	456,820	$12,894,639	$10,985,663
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Mid Cap II Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $116,077,941, or, if subsequently determined to be different, the net capital gain of such year.

Class I and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class I and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.801442.121
AMP-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026